PROPERTY, PLANT, AND EQUIPMENT, NET - Schedule of Property, Plant, and Equipment, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 2,335,719	$ 2,326,398	$ 2,352,312
Less accumulated depreciation	465,636	443,909	388,213
Property, plant and equipment, net	1,870,083	1,882,489	1,964,099
Gathering and processing systems and related equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,193,225	2,182,950	2,155,325
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	73,040	78,716	137,920
Land and line fill
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	10,440	10,137	11,748
Other
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 59,014	$ 54,595	$ 47,319